Loans receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of loans receivables
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Loans receivable at amortized cost(1)	765,034	762,992
Accrued interest	273,923	377,983
Gross loans receivable	1,038,957	1,140,975
Less: Credit impairment losses	(423,773)	(478,792)
Loans receivable, net of credit impairment losses	615,184	662,183

Schedule of changes in credit impairment losses of loans receivable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Credit impairment losses as at January 1	397,297	423,773
Transfer from interest receivable credit impairment losses	1,782	-
Charge to statement of profit	24,694	55,264
Novated to a related party	-	(245)
Credit impairment losses as at December 31	423,773	478,792